Fair Values Of FCI's Pension Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets	$ 5,114	$ 3,902	$ 2,800	$ 2,556
FCI
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets	3,865	2,821
FCI | Guaranteed Interest Contract | Kyobo Life Insurance Co. Ltd.
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets	1,599	1,284
FCI | Guaranteed Interest Contract | Shinhan Investment Co.
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets	374
FCI | Fixed Deposit | Industrial Bank of Korea
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets	$ 1,892	$ 1,537